S000008481 [Member] Expense Example, No Redemption - Carillon Eagle Mid Cap Growth Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 577
Expense Example, No Redemption, 3 Years	793
Expense Example, No Redemption, 5 Years	1,027
Expense Example, No Redemption, 10 Years	1,697
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	278
Expense Example, No Redemption, 3 Years	551
Expense Example, No Redemption, 5 Years	949
Expense Example, No Redemption, 10 Years	2,062
Class R-6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	211
Expense Example, No Redemption, 5 Years	368
Expense Example, No Redemption, 10 Years	822
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	$ 930